As filed with the Securities and Exchange Commission on February 15, 2000
                                             1933 Act Registration N.   02-85229
                                             1940 Act Registration No. 811-03802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [  X  ]
                                                             -----

            Pre-Effective Amendment No.    _____    [     ]

            Post-Effective Amendment No.    29      [  X  ]
                                           -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

            Amendment No.                   30      [  X  ]
                                           -----

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN INCOME FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                         Theodore P. Giuliano, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)
____ pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on _________________________ pursuant to paragraph (a)(1)
 X   75 days after  filing  pursuant  to  paragraph  (a)(2)
----
____ on   ________________ pursuant to paragraph (a)(2)

      The public offering of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

      Neuberger   Berman   Income   Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 29 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                         NEUBERGER BERMAN INCOME FUNDS

           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 29 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 29 on Form N-1A

Cross Reference Sheet

      NEUBERGER BERMAN INSTITUTIONAL CASH FUND

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Exhibits

                       SUBJECT TO COMPLETION MARCH 7, 2000



Neuberger Berman
INSTITUTIONAL CASH FUND
-----------------------------------------------------------------------------



                          PROSPECTUS  March 7, 2000

                          These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.





THE INFORMATION IN THIS PRELIMINARY PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PRELIMINARY PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

CONTENTS

NEUBERGER BERMAN INCOME FUNDS

                  Institutional Cash Fund


YOUR INVESTMENT

                  Share Prices
                  Privileges and Services
                  Distributions and Taxes
                  Maintaining Your Account
                  Buying Shares
                  Selling Shares

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (C) 2000 Neuberger Berman Management Inc.

THIS FUND:


o  is  designed  for  investors   seeking   capital
   preservation, liquidity and income

o offers you the opportunity to participate in financial markets through a professionally managed money market portfolio

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

o  uses   a   master/feeder    structure   in   its
   portfolio; see page __ for information on how it works


[SIDEBAR]
FUND MANAGEMENT

The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $54.4 billion in total assets (as of December 31, 1999) and continue an asset management history that began in 1939.

[SIDEBAR]
RISK INFORMATION

This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

Neuberger Berman
INSTITUTIONAL CASH FUND
-----------------------------------------------------------------------------

GOAL & STRATEGY

      THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund seeks to maintain a stable $1.00 share price, and seeks to reduce credit risk by diversifying among many issuers of money market securities.


Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. These may include, but are not limited to, U.S. and foreign banks, broker-dealers, finance companies, insurance companies, and issuers of asset-backed securities. It is currently anticipated that asset-backed securities will constitute a significant percentage of the fund's investments as a result of this policy.

The Fund also may invest in securities of other investment companies, variable and floating rate instruments (whose interest rate adjusts on certain reset dates or whenever a specified interest rate index changes) and repurchase agreements on non-financial services obligations. In addition, the fund may engage in reverse repurchase agreements and securities lending. The fund may invest up to one-third of its total assets in reverse repurchase agreements and may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions in order to realize additional income by investing the proceeds of the reverse repurchase agreement or collateral for the loan. Investments in reverse repurchase agreements and securities lending will be aggregated for purposes of this limitation.


The managers monitor a range of economic and financial factors in order to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDEBAR]

MONEY MARKET FUNDS

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations also require money market funds to limit investments to the top two rating categories of credit quality. This fund typically exceeds this requirement by investing only in first-tier securities.

[SIDEBAR]

OTHER RISKS

Although the fund intends to maintain a stable share price, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the fund avoid losses but may mean lost opportunities.



MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is that issuers may fail, or become less able, to make payments when due.

The fund's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments. The fund's average yield is expected to outpace inflation over the long term, but it may not do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.


Because the fund normally will concentrate in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. New legislation permits broad consolidation of companies in the financial services sector. The impact of such consolidation on individual issuers or industries is difficult to predict at this time, but competition among companies in different portions of the financial services sector is likely to increase.


The fund may use certain practices and securities involving additional risks. Reverse repurchase agreements and securities lending could create the effect of leverage, meaning that certain gains or losses could be amplified, increasing share price movements. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the reverse repurchase agreement.) Investment in foreign securities may involve trading practices different from those that prevail in the United States, and custody of securities at foreign banks and depositories, which could expose the fund to some risk.


The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected.

[SIDEBAR]

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since its inception in 2000.

JOSEPHINE MAHANEY is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. She joined the firm in 1976 and has co-managed the fund's assets since its inception in 2000.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For these services, the fund pays Neuberger Berman Management a fee at the annual rate of 0.25% of average daily net assets.


INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
SHAREHOLDER FEES   None

ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.

        Management fees            0.25
Plus:   Distribution (12b-1) fees  None
        Other expenses**           0.07

Equals: Total annual operating     0.32
        expenses
Minus:  Expense reimbursement      0.12
Equals: Net expenses               0.20

* Neuberger Berman Management also has contractually agreed to reimburse certain expenses of the fund through 12/31/03, so that the total annual operating expenses of the fund are limited to 0.20% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The table includes costs paid by the fund and its share of master portfolio costs. For more information on master/feeder funds, see "Fund Structure" on page __.

** Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

           1 YEAR  3 YEARS
Expenses    $20      $64

YOUR INVESTMENT


[SIDEBAR]
SHARE PRICE CALCULATIONS

The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. The fund anticipates that its share price will not fluctuate.

When valuing portfolio securities, the fund uses a constant amortization method.



SHARE PRICES

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The fund is open for business every day that both the New York Stock Exchange and the Federal Reserve Wire system are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday. Fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted.

The fund calculates its share price as of the end of regular trading on the Exchange on days that it is open for business, usually 4:00 p.m. Eastern Time. The fund accepts orders for purchase and sale up to 4:00 p.m. Eastern time each day that it is open for business.

PRIVILEGES
AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At www.nbfunds.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(REGISTERED) -- Get  up-to-date   performance  and  account  information
through our 24-hour automated service by calling 800-335-9366.

DISTRIBUTIONS
AND TAXES


DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains it earns. The fund declares income dividends daily and pays them monthly. Any net short-term capital gains would be paid annually in December. The fund does not anticipate making any long-term capital gain distributions.

Unless you tell us otherwise, your income and capital gain distributions from the fund will be reinvested in the fund. However, if you prefer you may:

o     receive all distributions in cash
o reinvest capital gain distributions, but receive income distributions in cash

To take advantage of one of these options, please indicate your choice on your application.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Dividends are taxable in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.


Distributions of net income and net short-term capital gains (if any) are taxed as ordinary income.



[SIDEBAR]

TAXES AND YOU

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

MAINTAINING YOUR
ACCOUNT


WHEN YOU BUY SHARES -- Instructions for buying shares are on pages __ and __. Whenever you make an initial investment in the fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank or a U.S. branch of a foreign bank. The fund does not issue certificates for shares.

When you purchase shares by phone you will receive the share price calculated on the day your order is received. Dividends will be earned the day our transfer agent receives payment.

WHEN YOU SELL SHARES -- Instructions for selling shares are on pages __ and __. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

o     in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares hasn't cleared by the time you wish to sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

o  when selling more than $50,000 worth of shares
o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance.

When selling shares in an account that you do not intend to close, be sure to leave at least $5 million worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).




[SIDEBAR]

SIGNATURE GUARANTEES

A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

UNCASHED CHECKS

We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

[SIDEBAR]

FUND STRUCTURE

The fund uses a "master-feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus, we have used the word "fund" to mean a feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself.


MAINTAINING YOUR
ACCOUNT    CONTINUED

OTHER POLICIES -- Under certain circumstances, the fund reserves the right to:

o     suspend the offering of shares

o     reject any investment order

o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

BUYING SHARES

Method                Things to know

WIRING MONEY          A wire  for a first  investment  must be for at  least  $5 million

SENDING US A CHECK    Your first investment must be at least $5 million


                      We cannot accept cash, money orders, starter checks, or travelers checks

                      You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

                      All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

Instructions


Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company


Include your name, the fund name, your account number and other information as requested


Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839





[SIDEBAR]
RETIREMENT PLANS


We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

SELLING SHARES

Method                          Things to know


SENDING US A LETTER             Unless you tell us otherwise,  we will mail your
                                proceeds by check to the address of record, payable to the registered owner(s)

                                If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

                                You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

                                You may need a signature guarantee (see page___)


SENDING US A FAX                For amounts of up to $____

                                Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days


BY CHECK                        Withdrawals must be at least [$250]

Instructions

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839



Write a request to sell shares as described above Fax it to 212-476-8848 Call 800-877-9700 to make sure your fax arrived and is in order




[SIDEBAR]

INTERNET CONNECTION

Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at WWW.NBFUNDS.COM.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

[SIDE BAR]

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com



They are also available from the Edgar Database on the SEC's Web site at www.sec.gov

You can also request copies of this  information  from the SEC for the cost of a
duplicating  fee by  sending  an e-mail  request  to  publicinfo@sec.gov   or by
writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 1-202-942-8090 for information about the operation of the Public Reference Room.



NEUBERGER BERMAN INSTITUTIONAL CASH FUND

o     No load
o     No sales charges
o     No 12b-1 fees

If you'd like further details on the fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

o a discussion by the portfolio manager(s) about strategies and market conditions

o     fund performance data and financial statements

o     complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on the fund, including:

o     various types of securities and practices, and their risks

o     investment limitations and additional policies

o     information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager:
Neuberger Berman Management Inc.
Sub-adviser:
Neuberger Berman, LLC

NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY  10158-0180

              [RECYCLE LOGO] NMLRR1030299       SEC file number: 811-3802

                    SUBJECT TO COMPLETION _____________, 2000

                  NEUBERGER BERMAN INSTITUTIONAL CASH FUND AND
              NEUBERGER BERMAN INSTITUTIONAL MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED [MARCH __, 2000]


                               No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


            Neuberger Berman INSTITUTIONAL CASH FUND ("Fund") is a no-load mutual fund that offers shares pursuant to a Prospectus dated [March __, 2000]. The Fund invests all of its net investable assets in Neuberger Berman INSTITUTIONAL MONEY MARKET Portfolio ("Portfolio").

            The Fund's Prospectus provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Incorporated ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C) 2000 Neuberger Berman Management Inc.


            THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT A PROSPECTUS.

                               TABLE OF CONTENTS


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
      Additional Investment Information......................................4
      Risks of Fixed Income Securities......................................13


CERTAIN RISK CONSIDERATIONS.................................................14



PERFORMANCE INFORMATION.....................................................14
      Yield Calculations....................................................14
      Comparative Information...............................................15
      Other Performance Information.........................................16



TRUSTEES AND OFFICERS.......................................................20


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................21
      Investment Manager and Administrator..................................21
      Management and Administration Fees....................................22
      Expense Reimbursements and Waivers....................................22
      Sub-Adviser...........................................................23
      Investment Companies Managed..........................................24
      Management and Control of NB Management...............................26


DISTRIBUTION ARRANGEMENTS...................................................26


ADDITIONAL PURCHASE INFORMATION.............................................27
      Share Prices and Net Asset Value......................................27


ADDITIONAL REDEMPTION INFORMATION...........................................27
      Suspension of Redemptions.............................................27
      Redemptions in Kind...................................................28


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................28


ADDITIONAL TAX INFORMATION..................................................29

      Taxation of the Fund..................................................29
      Taxation of the Portfolio.............................................30
      Taxation of the Fund's Shareholders...................................31


VALUATION OF PORTFOLIO SECURITIES...........................................32


PORTFOLIO TRANSACTIONS......................................................32


REPORTS TO SHAREHOLDERS.....................................................33


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................33
      The Fund..............................................................33
      The Portfolio.........................................................34


CUSTODIAN AND TRANSFER AGENT................................................35


INDEPENDENT AUDITORS........................................................35


LEGAL COUNSEL...............................................................36


REGISTRATION STATEMENT......................................................36


Appendix A.................................................................A-1

                             INVESTMENT INFORMATION

            The Fund is a separate series of Neuberger Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by Neuberger Berman Management Inc. ("NB Management"), are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            The Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act.


            Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

            The fundamental investment policies and limitations of the Portfolio are as follows:


      1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings in accordance with the foregoing exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays, holidays and any other days permitted by law or by the SEC) to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made. (Although not a fundamental limitation, as an operating policy, the Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.)


      2. COMMODITIES. The Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

      3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)


      4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities").


      5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            The non-fundamental investment policies and limitations of the Portfolio are as follows:

      1. INVESTMENTS IN ANY ONE ISSUER. The Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; provided, however, that the Portfolio may invest up to 25% of its total assets in the first-tier securities of a single issuer for up to three business days, provided that the Portfolio may make only one such investment at a time.

      2. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

      4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.



INVESTMENT INSIGHT
------------------


            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.


            INSTITUTIONAL CASH is a money market fund with a dollar-weighted average portfolio maturity of up to 90 days. INSTITUTIONAL CASH is oriented to investors who seek a high degree of liquidity while investing in Government and corporate money market instruments. INSTITUTIONAL CASH seeks to provide investors with the highest available current income consistent with safety and liquidity. In pursuit of its objective, the Fund invests in high quality U.S. dollar-denominated money-market instruments. The portfolio co-managers select securities to maximize yield, while seeking a stable $1.00 net asset value. They also broadly diversify among number and types of issuers to help limit risk.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

            The Portfolio may make the following investments, among others, some of which are part of the Portfolio's principal investment strategies and some of which are not. The principal risks of the Portfolio's principal strategies are discussed in the prospectus. The Portfolio may not buy all of the types of securities or use all of the investment techniques that are described.


            U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


            POLICIES AND LIMITATIONS. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities.

            ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 10% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; the Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


            POLICIES AND LIMITATIONS. In order to realize income, the Portfolio may lend Portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by NB Management. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Portfolio will not invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.


            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Portfolio's and the Fund's net asset values ("NAVs") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

            The Portfolio's investment of the proceeds of a reverse repurchase agreement involved the speculative factor known as leverage. The Portfolio generally will enter into a reverse repurchase agreement only if the adviser anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Fund receives a large-scale redemption near the close of regular trading on the NYSE.


            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. The Fund may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, the Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.


            CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.


            POLICIES AND LIMITATIONS. The Portfolio normally will invest more than 25% of its total assets in the obligations of companies in the financial services industries.


            VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

            Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolio's quality standards. Accordingly, in purchasing these securities, the Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. The Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

            Among the Adjustable Rate Securities in which the Portfolio may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Portfolio to recover its assets may depend on the treatment of GICs under state insurance laws.

            POLICIES AND LIMITATIONS. The Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

            For purposes of determining its dollar-weighted average maturity, the Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

            GICs are generally regarded as illiquid. Thus, the Portfolio may not invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.

            OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in the securities of other money market funds. The shares of other money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in such other investment companies will cause the Fund (and indirectly, the Fund's shareholders) to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies.

            POLICIES AND LIMITATIONS. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.


            ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, among other things, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

            Certificates      for      Automobile       Receivables(SERVICEMARK)
("CARS(SERVICEMARK")) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders.
Certificate holders also may experience delays in payment or losses on CARS(SERVICEMARK) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

            Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

            Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

            U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse local, political, social, diplomatic and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

            POLICIES AND LIMITATIONS. These investments are subject to the Portfolio's quality, maturity, and duration standards.

            WHEN-ISSUED TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

            When-issued transactions enable the Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

            The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

            POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

            When the Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.

            LEVERAGE.  The Portfolio may make  investments  while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's and its corresponding Fund's NAVs. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.


            POLICIES AND LIMITATIONS. The Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, the Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.


            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

            Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's non-cash income attributable to zero coupon securities) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

            MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

            Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

            The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

            Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

            POLICIES AND LIMITATIONS. The Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity.

RISKS OF FIXED INCOME SECURITIES
--------------------------------

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Securities in which the Portfolio invests react primarily to movements in the general level of interest rates.

RATINGS OF FIXED INCOME SECURITIES

            As discussed in the Prospectus, the Portfolio may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

            HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by the Portfolio.

            Subsequent to its purchase by the Portfolio, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. With respect to the Portfolio, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

            The Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less.

                           CERTAIN RISK CONSIDERATIONS

            The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary.

YIELD CALCULATIONS
------------------

            The Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

            The EFFECTIVE YIELD of the Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

      Effective Yield = [(Base Period Return + 1)365/7] - 1.

            NB Management may from time to time reimburse the Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

(1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Financial Data Inc.'s Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


(2) recognized bond, stock, and other indices such as the Lehman Brothers Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"),
            S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


            The Fund's performance also may be compared from time to time with the following specific indices, among others, and other measures of performance:
IBC/Financial Data Inc.'s Government Money Market Funds average and Taxable General Purpose Money Market Funds average.

            The  Portfolio  may invest some of its assets in different  types of securities than those included in the index used as a comparison with the Fund's historical performance. The Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.


            In addition, the Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in the Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

            The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Fund's performance, their yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").

OTHER PERFORMANCE INFORMATION
-----------------------------

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

            Information   regarding  the  effects  of  automatic  investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                             TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.


Name, Address                     Positions Held
And Age(1)                        With the Trusts           Principal Occupation(s)(2)
----------                        ---------------           --------------------------
Claudia A. Brandon (43)           Secretary of each         Employee of Neuberger Berman
                                  Trust                     since 1999; Vice President of
                                                            NB Management from 1986 to 1999;
                                                            ten other mutual funds for
                                                            which NB  Management  acts
                                                            as  investment  manager or
                                                            administrator.

John Cannon (69)                  Trustee of each           Chairman and Chief Investment
CDC Capital Management            Trust                     Officer of CDC Capital
450 Sentry Parkway                                          Management (registered
Suite 105                                                   investment adviser)
P.O. Box 1212                                               (1993-present).
Blue Bell, PA  19422


                                     - 17 -

Name, Address                     Positions Held
And Age(1)                        With the Trusts           Principal Occupation(s)(2)
----------                        ---------------           --------------------------

Stacy Cooper-Shugrue (36)         Assistant                 Employee of Neuberger Berman
                                  Secretary of each         since 1999; Assistant
                                  Trust                     Vice President of NB Management
                                                            from 1993 to 1999; Secretary of
                                                            ten other mutual funds for which
                                                            NB Management acts as investment
                                                            manager or administrator.

Barbara DiGiorgio (40)            Assistant                 Employee of NB Management;
                                  Treasurer of each         Assistant Treasurer since 1996
                                  Trust                     of ten other mutual funds for
                                                            which NB Management acts as
                                                            investment manager or
                                                            administrator.

Theodore P. Giuliano* (47)        Chairman of the           Vice President and Director of
                                  Board and Trustee         NB Management; Principal of
                                  of each Trust             Neuberger Berman from 1987 to
                                                            1999;   Chairman   of  the
                                                            Board and  Trustee  of one
                                                            other   mutual   fund  for
                                                            which NB  Management  acts
                                                            as administrator.

Barry Hirsch (66)                 Trustee of each           Senior Vice President,
Loews Corporation                 Trust                     Secretary, and General Counsel
667 Madison Avenue                                          of Loews Corporation
8th Floor                                                   (diversified financial
New York, NY 10021                                          corporation).

Robert A. Kavesh (72)             Trustee of each           Professor of Finance and
110 Blecker Street                Trust                     Economics at Stern School of
Apt. 24B                                                    Business, New York University;
New York, NY 10012                                          Director of Del Laboratories,
                                                            Inc. and Greater New York
                                                            Mutual Insurance Co.



                                     - 18 -

Name, Address                     Positions Held
And Age(1)                        With the Trusts           Principal Occupation(s)(2)
----------                        ---------------           --------------------------

C. Carl Randolph (61)             Assistant                 Senior Vice President,
                                  Secretary of each         Secretary and General Counsel
                                  Trust                     of Neuberger Berman, Inc.
                                                            (holding         company);
                                                            Assistant Secretary of ten
                                                            other   mutual  funds  for
                                                            which NB  Management  acts
                                                            as  investment  manager or
                                                            administrator.

William E. Rulon (67)             Trustee of each           Retired.  Senior Vice
1761 Hotel Circle South           Trust                     President of Foodmaker, Inc.
San Diego, CA 92108                                         (operator and franchiser of
                                                            restaurants) until January
                                                            1997; Secretary of Foodmaker,
                                                            Inc. until July 1996.

Richard Russell (52)              Treasurer and             Employee of NB Management
                                  Principal                 since 1993; Treasurer and
                                  Accounting Officer        Principal Accounting Officer
                                  of each Trust             of ten other mutual funds for
                                                            which NB Management acts as
                                                            investment manager or
                                                            administrator.

Candace L. Straight (52)          Trustee of each           Private investor and
518 E. Passaic Avenue             Trust                     consultant specializing in the
Bloomfield, NJ  07003                                       insurance industry; Advisory
                                                            Director of Securities Capital
                                                            LLC, (a global private equity
                                                            investment firm making
                                                            investments in the insurance
                                                            sector); Trustee of Advisers
                                                            Managers Trust and Neuberger
                                                            Berman Advisers Management
                                                            Trust; Principal of Head &
                                                            Company, LLC (limited
                                                            liability company providing
                                                            investment banking and
                                                            consulting services to the
                                                            insurance industry) until
                                                            March 1996; Director of Drake
                                                            Holdings (U.K. motor insurer)
                                                            until June 1996.



                                     - 19 -

Name, Address                     Positions Held
And Age(1)                        With the Trusts           Principal Occupation(s)(2)
----------                        ---------------           --------------------------

Daniel J. Sullivan (59)           Vice President of         Senior Vice President of NB
                                  each Trust                Management since 1992; Vice
                                                            President   of  ten  other
                                                            mutual  funds for which NB
                                                            Management     acts     as
                                                            investment    manager   or
                                                            administrator.
Peter Sundman* (40)               President and             Executive Vice President and
                                  Chief Executive           Director of Neuberger Berman,
                                  Officer of each           Inc. (holding company);
                                  Trust                     President and Director of NB
                                                            Management;  Principal  of
                                                            Neuberger Berman from 1997
                                                            to 1999;  Chairman  of the
                                                            Board,   Chief   Executive
                                                            Officer and Trustee of ten
                                                            other   mutual  funds  for
                                                            which NB  Management  acts
                                                            as  investment  manager or
                                                            administrator.

Michael J. Weiner (52)            Vice President and        Senior Vice President of
                                  Principal                 NB Management since 1992;
                                  Financial Officer         Principal of Neuberger Berman
                                  of each Trust             from 1998-99; Treasurer of NB
                                                            Management  from  1992  to
                                                            1996;  Vice  President and
                                                            Principal        Financial
                                                            Officer   of   ten   other
                                                            mutual  funds for which NB
                                                            Management     acts     as
                                                            investment    manager   or
                                                            administrator.

Celeste Wischerth (38)            Assistant                 Employee of NB Management;
                                  Treasurer of each         Assistant Treasurer since
                                  Trust                     1996 of ten other mutual
                                                            funds for which NB Management
                                                            acts as investment manager or
                                                            administrator.



--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Sundman and Giuliano are interested persons by virtue of the fact that they are officers and directors of NB Management and Managing Directors of Neuberger Berman.



            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees and officers of the Trust. None of the Neuberger Berman Funds(R) has any retirement plan for its trustees or officers.



                            TABLE OF COMPENSATION
                       FOR FISCAL YEAR ENDED 10/31/99

                                  Aggregate     Total Compensation from Trusts
Name and Position                Compensation    in the Neuberger Berman Fund
With the Trust                 From the Trust     Complex Paid to Trustees
------------------------       ---------------    ------------------------

John Cannon                        $24,579                 $52,000
Trustee                                         (2 other investment companies)

Stanley Egener                        $0                      $0
Chairman of the Board, Chief                         (10 other investment
Executive Officer, and Trustee                            companies)

Theodore P. Giuliano                  $0                      $0
President and Trustee                           (2 other investment companies)

Barry Hirsch                       $23,978                 $49,250
Trustee                                         (2 other investment companies)

Robert A. Kavesh                   $24,215                 $51,250
Trustee                                         (2 other investment companies)

William E. Rulon                   $23,244                 $47,750
Trustee                                         (2 other investment companies)

Candace L. Straight                $23,978                 $51,500
Trustee                                         (2 other investment companies)

                     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with
Managers Trust, on behalf of the Portfolio, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on March 7, 2000.


            The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Three officers and directors of NB Management (who also are principals of Neuberger Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


            NB Management provides similar facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust, dated May 1, 1995 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus. The Fund became subject to the Administration Agreement on December 16, 1999.

            Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

            For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.10% of the Portfolio's average daily net assets.

            For administrative services, the Fund pays NB Management at the annual rate of 0.15% of that Fund's average daily net assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.

EXPENSE REIMBURSEMENTS
----------------------


            NB Management has contractually agreed through December 31, 2003 to reimburse the Fund for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.20% of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. Any waiver of NB Management's contractual obligation to reimburse the Portfolio under this arrangement requires the approval of the Portfolio's Board of Trustees.


            The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------


            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 7, 2000.


            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the Fund. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED
----------------------------

            As of December  31, 1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $18.7 billion. NB Management currently serves as investment manager of the following investment companies:

                                                    Approximate Net Assets at
    Name                                                    December 31, 1999
    ----                                                    -----------------

Neuberger Berman Cash Reserves Portfolio.......................$ 1,067,386,621
    (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio......................$ 496,244,470
    (investment portfolio for Neuberger Berman Government
       Money Fund)

Neuberger Berman High Yield Bond Portfolio........................$ 17,717,320
    (investment portfolio for Neuberger Berman High Yield
       Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio.................$ 264,519,644
    (investment  portfolio for  Neuberger  Berman  Limited
       Maturity Bond Fund and Neuberger Berman Limited
       Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio.......................$ 301,713,416
    (investment portfolio for Neuberger Berman Municipal
       Money Fund)

Neuberger Berman Municipal Securities Portfolio...................$ 32,652,269
    (investment portfolio for Neuberger Berman Municipal
       Securities Trust)

Neuberger Berman Century Portfolio................................$ 12,994,259
    (investment portfolio for Neuberger Berman Century
       Fund and Neuberger  Berman Century Trust)

Neuberger Berman Focus Portfolio...............................$ 1,772,136,921
    (investment  portfolio for Neuberger  Berman Focus
       Fund,  Neuberger  Berman Focus Trust, and Neuberger
       Berman Focus Assets)

Neuberger Berman Genesis Portfolio.............................$ 1,619,248,797
    (investment portfolio for Neuberger Berman Genesis Fund,
       Neuberger  Berman  Genesis Trust, Neuberger Berman
       Genesis Assets and Neuberger Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio..........................  $ 4,406,419,837
    (investment portfolio for Neuberger Berman Guardian
       Fund, Neuberger  Berman Guardian Trust, and
       Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio.........................$ 195,064,579
    (investment portfolio for Neuberger Berman
       International Fund and Neuberger Berman
       International Trust)

Neuberger Berman Manhattan Portfolio.............................$ 901,991,808
    (investment  portfolio for Neuberger Berman  Manhattan
       Fund, Neuberger Berman Manhattan Trust, and
       Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio............................$ 214,859,495
    (investment  portfolio for Neuberger Berman Millennium
       Fund, Neuberger Berman Millennium Trust and
       Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio............................$ 3,489,710,309
    (investment portfolio for Neuberger Berman Partners
       Fund, Neuberger Berman Partners Trust, and
       Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio................................$ 33,586,640
    (investment  portfolio for Neuberger  Berman
       Regency Fund and Neuberger  Berman Regency Trust)

Neuberger Berman Socially Responsive Portfolio...................$ 146,960,016
    (investment  portfolio for Neuberger Berman Socially
       Responsive Fund,  Neuberger Berman Socially
       Responsive Trust, and Neuberger Berman Socially
       Responsive Assets)

Advisers Managers Trust (seven series).........................$ 2,442,187,166

            The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

MANAGEMENT AND CONTROL OF NB MANAGEMENT
---------------------------------------

            [To be updated] The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman; Theodore P. Giuliano, Vice President; Michael M. Kassen, Executive

Vice President and Chief Investment Officer; Barbara Katersky, Senior Vice President; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, President; Michael
J. Weiner, Senior Vice President; Brooke A. Cobb, Vice President; Valerie Chang, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Robert S. Franklin, Vice President; Robert I. Gendelman, Vice President; Thomas Gengler, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Judith M. Vale, Vice President; Catherine Waterworth, Vice President; Allan R. White, III, Vice President; Robert Conti, Treasurer; Robert L. Ladd, Vice President; Ingrid Saukaitis, Vice President; Benjamin E. Segal, Vice President; Josephine Velez, Vice President; Ellen Metzger, Secretary. Messrs. Cantor, D'Alelio, Gendelman, Giuliano, Kassen, Risen, Simons, Sundman, Weiner and White and Mmes. Prindle, Silver and Vale are employees of Neuberger Berman.

            Mr. Giuliano is a trustee of the Trust and Managers Trust. Messrs. Sundman, Giuliano, Sullivan and Weiner are officers of each Trust.]

            Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

            NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to Fund shareholders, through use of shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.


            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 2000. The Portfolio became a party to the Distribution Agreement on March 7, 2000. The Distribution

Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                        ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE
--------------------------------

            The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

            The Fund tries to maintain a stable NAV of $1.00 per share. The Portfolio values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Portfolio and the Fund calculate their NAVs as of 4:00 p.m. Eastern time on each day the NYSE and the Federal Reserve Wire are open.

            If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") or the Fed. wire is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

            The Fund reserve the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), and any net realized capital gains (both long-term and short-term). The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

            Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

            A cash  election  remains in effect until the  shareholder  notifies
State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

            Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at the Fund's price on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND
--------------------

            In order to qualify for treatment as a RIC under the Code,  the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Other Funds, which are series of the Trust, have received rulings from the Internal Revenue Service ("Service") that each series, as an investor in its corresponding portfolio of Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the series satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied upon as precedent by the Fund, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the portfolio in certain securities and certain other transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO
-------------------------

            Other series of Managers Trust have received rulings from the Service to the effect that, among other things, each portfolio will be treated as a separate partnership for federal income tax purposes and will not be a

"publicly traded partnership." Although these rulings may not be relied upon as precedent by the Portfolio, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio and gains realized by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, the Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

            The Portfolio may acquire zero coupon or other securities issued with OID. As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID and other non-cash income) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUND'S SHAREHOLDERS
-----------------------------------

            Each Fund is required to withhold 31% of all dividends and capital gain distributions payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

            As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account ("IRA") (including an education IRA and a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, "Savings Incentive Match Plan for Employees" ("SIMPLE"), self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                        VALUATION OF PORTFOLIO SECURITIES

            The Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

            Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

            In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or NB Management. Under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services, although the Portfolio does not have a current arrangement to do so. In any case, the Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

            No affiliate of the Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. The Portfolio does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for the Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                       ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND
--------

            The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. The Fund invests all of its net investable assets in the Portfolio, in each case receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds."

            DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of Fund shareholders. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

THE PORTFOLIO
-------------

            The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Portfolios. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Neuberger Berman Institutional Cash Trust, a series of Neuberger Berman Income Trust ("Income Trust"), invests all of its net assets in the Portfolio. Income Trust does not sell its shares to members of the general public.

            The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding the other fund that invests in the Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in the Portfolio by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT


            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-01800.


                              INDEPENDENT AUDITORS


            The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.


                                  LEGAL COUNSEL


            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                                                      Appendix A

                      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.





            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:
            -------------------------------

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER BERMAN INCOME FUNDS
                 POST-EFFECTIVE AMENDMENT NO. 29 ON FORM N-1A

                                    PART C

                               OTHER INFORMATION

ITEM 23.    FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements:  None.

(b)   Exhibits:

          Exhibit
          Number       Description
          ------       -----------

          (a)          (1)   Certificate of Trust. Incorporated by Reference to
                             Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed February 23, 1996).

                       (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement, File Nos. 2-85229 and 811-03802 (filed December 29, 1998).

                       (3) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 23, 1996).

                       (4) Schedule A - Current Series of Neuberger Berman Income Funds. Filed Herewith.

          (b) By-Laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 23, 1996).

          (c)          (1)   Trust Instrument of Neuberger Berman Income Funds,
                             Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed February 23, 1996).

                       (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 23, 1996).

          (d)          (1)   (i)   Management Agreement Between Income Managers
                                   Trust and Neuberger Berman Management
                                   Incorporated. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Management Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation under
                                   the Management Agreement. Filed Herewith.

                       (2)   (i)   Sub-Advisory Agreement Between Neuberger
                                   Berman Management Incorporated and Neuberger
                                   Berman, L.P. with respect to Income Managers
                                   Trust. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

                             (iii) Substitution Agreement Among Neuberger Berman
                                   Management Incorporated, Income Managers
                                   Trust, Neuberger Berman, L.P., and Neuberger
                                   Berman, LLC. Incorporated by Reference to
                                   Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed January 31,
                                   1997).

          (e)          (1)   Distribution Agreement between Neuberger Berman
                             Income Funds and Neuberger Berman Management
                             Incorporated. Incorporated by Reference to
                             Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed February 23, 1996).

                       (2) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Distribution Agreement. Filed Herewith.

          (f)          Bonus, Profit Sharing or Pension Plans.  None.

          (g)          (1)   Custodian Contract Between Neuberger Berman Income
                             Funds and State Street Bank and Trust Company.
                             Incorporated by Reference to Post-Effective
                             Amendment No. 21 to Registrant's Registration
                             Statement, File Nos. 2-85229 and 811-3802 (filed
                             February 23, 1996).

                       (2) Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company Adding Neuberger Berman High Yield Bond Fund as a Series Governed by the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 27, 1998).

                       (3) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed January 31, 1997).

          (h)          (1)   (i)   Transfer Agency and Service Agreement Between
                                   Neuberger Berman Income Funds and State
                                   Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802 (filed
                                   February 23, 1996).

                             (ii) Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company Adding Neuberger Berman High Yield Bond Fund as a Series Governed by the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 27,
                                   1998).

                             (iii) First Amendment to Transfer Agency and
                                   Service Agreement between Neuberger Berman
                                   Income Funds and State Street Bank and Trust
                                   Company. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed January 31,
                                   1997).

                       (2)   (i)   Administration Agreement Between Neuberger
                                   Berman Income Funds and Neuberger Berman
                                   Management Incorporated. Incorporated by
                                   Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (ii) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Administration Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation Under
                                   the Administration Agreement. Filed Herewith.

          (i)          (1)   Opinion and Consent of Kirkpatrick & Lockhart on
                             Securities Matters with respect to Neuberger Berman
                             High Yield Bond Fund. Incorporated by Reference to
                             Post-Effective Amendment No. 24 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed November 20, 1997).

                       (2) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 27, 1998).

                       (3) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman Institutional Cash Fund. Incorporated by Reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement (filed December 23, 1999).

          (j)          Consent of Independent Auditors. None.

          (k)          Financial Statements Omitted from Prospectus.  None.

          (l)          Letter of Investment Intent.  None.

          (m)          Plan Pursuant to Rule 12b-1.  None.

          (n)          Plan Pursuant to Rule 18f-3.  None.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
--------    --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)


ITEM 25.    INDEMNIFICATION.
--------    ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.


      Section 9 of the Management Agreement between Income Managers Trust ("Managers Trust") and Neuberger and Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Managers Trust or a Portfolio or its interestholders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.


      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.


      Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.


      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.
--------    ----------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------

Philip Ambrosio                              Senior Vice President and Chief
Senior Vice President                        Financial Officer, Neuberger
and Chief Financial                          Berman Inc.
Officer, Neuberger
Berman

Brooke A. Cobb                               Chief Investment Officer, Bainco
Vice President,                              International Investors.  Senior
NB Management                                Vice President and Senior
                                             Portfolio Manager, Putnam
                                             Investments.1/

Barbara DiGiorgio,                           Assistant Treasurer, Neuberger
Assistant Vice                               Berman Advisers Management Trust;
President,                                   Assistant Treasurer, Advisers
NB Management                                Managers Trust; Assistant
                                             Treasurer, Neuberger Berman
                                             Income Funds; Assistant
                                             Treasurer, Neuberger Berman
                                             Income Trust; Assistant
                                             Treasurer, Neuberger Berman
                                             Equity Funds; Assistant
                                             Treasurer, Neuberger Berman
                                             Equity Trust; Assistant
                                             Treasurer, Income Managers Trust;
                                             Assistant Treasurer, Equity
                                             Managers Trust; Assistant
                                             Treasurer, Global Managers Trust;
                                             Assistant Treasurer, Neuberger
                                             Berman Equity Assets; Assistant
                                             Treasurer, Neuberger Berman
                                             Equity Series.


------------------------
1/ Until 1997.

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------

Theodore P. Giuliano                         President and Trustee, Neuberger
Vice President, NB                           Berman Income Funds; President
Management; Managing                         and Trustee, Neuberger Berman
Director, Neuberger                          Income Trust; President and
Berman                                       Trustee, Income Managers Trust.

Michael M. Kassen                            Executive Vice President, Chief
Executive Vice                               Investment Officer and Director,
President,                                   Neuberger Berman Inc.
Neuberger Berman

Jeffrey B. Lane                              President, Chief Executive
President and Chief                          Officer and
Executive Officer,                           Director of Neuberger Berman, Inc.
Neuberger Berman

Michael F. Malouf                            Portfolio Manager, Dresdner RCM
Vice President                               Global Investors.2/
NB Management

Robert Matza                                 Executive Vice President, Chief
Executive Vice                               Administrative Officer and
President and Chief                          Director, Neuberger Berman, Inc.
Administrative Officer,
Neuberger Berman

S. Basu Mullick                              Portfolio Manager, Ark Asset
Vice President,                              Management.3/
NB Management

C. Carl Randolph                             Secretary and General Counsel,
Senior Vice President,                       Neuberger Berman, Inc. Assistant
General Counsel and                          Secretary, Neuberger Berman
Secretary,                                   Advisers Management Trust;
Neuberger Berman                             Assistant Secretary, Advisers
                                             Managers Trust; Assistant
                                             Secretary, Neuberger Berman Income
                                             Funds; Assistant Secretary,
                                             Neuberger Berman Income Trust;
                                             Assistant Secretary, Neuberger
                                             Berman Equity Funds; Assistant
                                             Secretary, Neuberger Berman Equity
                                             Trust; Assistant Secretary, Income
                                             Managers Trust; Assistant
                                             Secretary, Equity Managers Trust;
                                             Assistant Secretary, Global
                                             Managers Trust; Assistant
                                             Secretary, Neuberger Berman Equity
                                             Assets; Assistant Secretary,
                                             Neuberger Berman Equity Series.


------------------------
2/ Until 1998.
3/ Until 1998.

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------

Richard Russell                              Treasurer,  Neuberger  Berman
Vice President,                              Advisers   Management   Trust;
NB Management                                Treasurer,  Advisers   Managers
                                             Trust; Treasurer, Neuberger Berman
                                             Income Funds; Treasurer, Neuberger
                                             Berman Income Trust; Treasurer,
                                             Neuberger Berman Equity Funds;
                                             Treasurer, Neuberger Berman Equity
                                             Trust; Treasurer, Income Managers
                                             Trust; Treasurer, Equity Managers
                                             Trust; Treasurer, Global Managers
                                             Trust; Treasurer, Neuberger Berman
                                             Equity Assets; Treasurer, Neuberger
                                             Berman Equity Series.

Ingrid Saukaitis                             Project Director, Council on
Vice President, NB                           Economic Priorities.4/
Management

Heidi L. Schneider                           Executive Vice President and
Executive Vice                               Director, Neuberger Berman, Inc.
President, Neuberger
Berman

Benjamin E. Segal                            Assistant Portfolio Manager, GT
Vice President, NB                           Global Investment Management*/;
Management, Managing                         Consultant, Bain & Company,
Director, Neuberger                          Inc.**/
Berman

Jennifer K. Silver                           Portfolio Manager and Director,
Vice President, NB                           Putnum Investments.5/
Management, Managing
Director, Neuberger
Berman









------------------------
4/ Until 1997.
*/ Until 1997.
**/ Until 1997.
5/ Until 1997.

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------

Daniel J. Sullivan                           Vice President, Neuberger Berman
Senior Vice President,                       Advisers Management Trust; Vice
NB Management                                President, Advisers Managers
                                             Trust; Vice President, Neuberger
                                             Berman Income Funds; Vice
                                             President, Neuberger Berman Income
                                             Trust; Vice President, Neuberger
                                             Berman Equity Funds; Vice
                                             President, Neuberger Berman Equity
                                             Trust; Vice President, Income
                                             Managers Trust; Vice President,
                                             Equity Managers Trust; Vice
                                             President, Global Managers Trust;
                                             Vice President, Neuberger Berman
                                             Equity Assets; Vice President,
                                             Neuberger Berman Equity Series.

Peter E. Sundman                             Executive Vice President and
President, NB                                Director, Neuberger Berman Inc.
Management; Executive
Vice President,
Neuberger Berman

Michael J. Weiner                            Vice President, Neuberger Berman
Senior Vice President,                       Advisers Management Trust; Vice
NB Management; Senior                        President, Advisers Managers
Vice President,                              Trust; Vice President, Neuberger
Neuberger Berman                             Berman Income Funds; Vice
                                             President, Neuberger Berman Income
                                             Trust; Vice President, Neuberger
                                             Berman Equity Funds; Vice
                                             President, Neuberger Berman Equity
                                             Trust; Vice President, Income
                                             Managers Trust; Vice President,
                                             Equity Managers Trust; Vice
                                             President, Global Managers Trust;
                                             Vice President, Neuberger Berman
                                             Equity Assets; Vice President,
                                             Neuberger Berman Equity Series.

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------

Allan R. White, III                          Portfolio Manager, Salomon Asset
Vice President, NB                           Management.6/
Management; Managing
Director, Neuberger
Berman

Celeste Wischerth,                           Assistant Treasurer, Neuberger
 NB Management                               Berman Advisers Management Trust;
                                             Assistant Treasurer, Advisers
                                             Managers Trust; Assistant
                                             Treasurer, Neuberger Berman Income
                                             Funds; Assistant Treasurer,
                                             Neuberger Berman Income Trust;
                                             Assistant Treasurer, Neuberger
                                             Berman Equity Funds; Assistant
                                             Treasurer, Neuberger Berman Equity
                                             Trust; Assistant Treasurer, Income
                                             Managers Trust; Assistant
                                             Treasurer, Equity Managers Trust;
                                             Assistant Treasurer, Global
                                             Managers Trust; Assistant
                                             Treasurer, Neuberger Berman Equity
                                             Assets; Assistant Treasurer,
                                             Neuberger Berman Equity Series.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 27.    PRINCIPAL UNDERWRITERS.
--------    -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Assets
            Neuberger Berman Equity Series
            Neuberger Berman Equity Trust
            Neuberger Berman Income Trust

            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.



------------------------
6/ Until 1998.

NAME                        POSITIONS AND OFFICES         POSITIONS AND
----                        ---------------------         -------------
                            WITH UNDERWRITER              OFFICES
                            ----------------              --------
                                                          WITH REGISTRANT
                                                          ---------------

Ramesh Babu                 Vice President                None
Richard A. Cantor           Chairman of the Board         None
Valerie Chang               Vice President                None
Brooke A. Cobb              Vice President                None
Robert Conti                Treasurer                     None
Robert W. D'Alelio          Vice President                None
Clara Del Villar            Vice President                None
Barbara DiGiorgio           Assistant Vice                Assistant Treasurer
                            President
Robert S. Franklin          Vice President                None
Robert I. Gendelman         Vice President                None
Theodore P. Giuliano        Vice President and            None
                            Director
Michael M. Kassen           Vice President and            None
                            Director
Robert L. Ladd              Vice President                None
Josephine Mahaney           Vice President                None
Michael F. Malouf           Vice President                None
Ellen Metzger               Secretary                     None
S. Basu Mullick             Vice President                None
Janet W. Prindle            Vice President                None
Kevin L. Risen              Vice President                None
Ingrid Saukaitis            Vice President                None
Benjamin Segal              Vice President                None
Jennifer K. Silver          Vice President                None
Kent C. Simons              Vice President                None
Daniel J. Sullivan          Senior Vice President         Vice President
Peter E. Sundman            President                     None
Judith M. Vale              Vice President                None
Josephine Velez             Vice President                None
Catherine Waterworth        Vice President                None
Michael J. Weiner           Senior Vice                   Vice President and
                            President                     Principal Financial
                                                            Officer
Allan R. White, III         Vice President                None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.
--------    ---------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 29.    MANAGEMENT SERVICES
--------    -------------------

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

ITEM 30.    UNDERTAKINGS
--------    ------------

            None.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of February, 2000.

                             INCOME MANAGERS TRUST


                            By: /s/ Peter E. Sundman
                                --------------------
                                Peter E. Sundman
                                President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 29 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                            DATE
---------                     -----                            ----


/s/ John Cannon*              Trustee                          February 14, 2000
------------------------
John Cannon


/s/ Theodore P. Giuliano*     Chairman of the
------------------------      Board and Trustee                February 14, 2000
Theodore P. Giuliano


/s/ Barry Hirsch*             Trustee                          February 14, 2000
------------------------
Barry Hirsch


/s/ Robert A. Kavesh*         Trustee                          February 14, 2000
------------------------
Robert A. Kavesh



*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated September 24, 1997 filed herewith.


                      (signatures continued on next page)

SIGNATURE                     TITLE                            DATE
---------                     -----                            ----


/s/ William E. Rulon*         Trustee                          February 14, 2000
------------------------
William E. Rulon


/s/ Candace L. Straight*      Trustee                          February 14, 2000
-------------------------
Candace L. Straight

/s/ Richard Russell*          Treasurer and                    February 14, 2000
------------------------      Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner*        Vice President and               February 14, 2000
------------------------      Principal Financial Officer
Michael J. Weiner


*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated September 24, 1997 filed herewith.

                        POWER OF ATTORNEY


      INCOME MANAGERS TRUST, a New York common law trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Theodore P. Giuliano, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Susan M. Casey and Dana L. Platt (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Registration Statement of Neuberger & Berman Income Trust on Form N-14 under the Securities Act of 1933, and any amendments thereto, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest, any such registration statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

      IN WITNESS WHEREOF, INCOME MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands this 24th day of September, 1997.

                                 INCOME MANAGERS TRUST


                                 By:
                                      /s/ Theodore P. Giuliano
                                      -------------------------------
                                      Theodore P. Giuliano, President

[SEAL]

ATTEST:


/s/ Claudia A. Brandon
---------------------------
Claudia A. Brandon,
Secretary

                      [Signatures Continued on Next Page]

          SIGNATURE              TITLE
          ---------              -----

/s/ Stanley Egener            Chairman of the Board,
------------------            Chief Executive Officer,
Stanley Egener                and Trustee


/s/ Theodore Giuliano         President and Trustee
---------------------
Theodore Giuliano


/s/ Michael J. Weiner         Vice President and
---------------------         Principal Financial Officer
Michael J. Weiner


/s/ Richard Russell           Treasurer and Principal
-------------------           Accounting Officer
Richard Russell


/s/ Claudia A. Brandon        Secretary
----------------------
Claudia A. Brandon


/s/ John Cannon               Trustee
------------------
John Cannon


/s/ Barry Hirsch              Trustee
------------------
Barry Hirsch


/s/ Robert A. Kavesh          Trustee
--------------------
Robert A. Kavesh


/s/ William E. Rulon          Trustee
--------------------
William E. Rulon


/s/ Candace L. Straight       Trustee
-----------------------
Candace L. Straight

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER BERMAN INCOME FUNDS has duly caused Post-Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of February, 2000.


                          NEUBERGER BERMAN INCOME FUNDS


                            By: /s/ Peter E. Sundman
                                --------------------
                                Peter E. Sundman
                                President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 29 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                            DATE
---------                     -----                            ----


/s/ John Cannon*              Trustee                          February 14, 2000
------------------------
John Cannon


/s/ Theodore P. Giuliano*     Chairman of the
------------------------      Board and Trustee                February 14, 2000
Theodore P. Giuliano


/s/ Barry Hirsch*             Trustee                          February 14, 2000
------------------------
Barry Hirsch

/s/ Robert A. Kavesh*         Trustee                          February 14, 2000
------------------------
Robert A. Kavesh

*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated September 24, 1997 filed herewith.



                      (signatures continued on next page)

SIGNATURE                     TITLE                            DATE
---------                     -----                            ----


/s/ William E. Rulon*         Trustee                          February 14, 2000
------------------------
William E. Rulon


/s/ Candace L. Straight*      Trustee                          February 14, 2000
-------------------------
Candace L. Straight

/s/ Richard Russell*          Treasurer and                    February 14, 2000
------------------------      Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner*        Vice President and               February 14, 2000
------------------------      Principal Financial Officer
Michael J. Weiner

*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated September 24, 1997 filed herewith.

                               POWER OF ATTORNEY


      NEUBERGER & BERMAN INCOME FUNDS, a Delaware business trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Theodore P. Giuliano, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Susan M. Casey and Dana L. Platt (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940, and any and all amendments thereto, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such registration statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

      IN WITNESS WHEREOF, NEUBERGER & BERMAN INCOME FUNDS has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands this 24th day of September, 1997.

                        NEUBERGER & BERMAN INCOME FUNDS


                        By:
                         /s/Theodore P. Giuliano
                         -------------------------------
                         Theodore P. Giuliano, President

[SEAL]

ATTEST:


/s/Claudia A. Brandon
---------------------
Claudia A. Brandon,
Secretary

                      [Signatures Continued on Next Page]

          SIGNATURE              TITLE
          ---------              -----

/s/ Stanley Egener            Chairman of the Board,
------------------            Chief Executive Officer,
Stanley Egener                and Trustee


/s/ Theodore Giuliano         President and Trustee
---------------------
Theodore Giuliano


/s/ Michael J. Weiner         Vice President and
---------------------         Principal Financial Officer
Michael J. Weiner


/s/ Richard Russell           Treasurer and Principal
-------------------           Accounting Officer


/s/ Claudia A. Brandon        Secretary
----------------------
Claudia A. Brandon


/s/ John Cannon               Trustee
------------------
John Cannon


/s/ Barry Hirsch              Trustee
------------------
Barry Hirsch


/s/ Robert A. Kavesh          Trustee
--------------------
Robert A. Kavesh


/s/ William E. Rulon          Trustee
--------------------
William E. Rulon


/s/ Candace L. Straight       Trustee
-----------------------
Candace L. Straight

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 29 ON FORM N-1A

                               INDEX TO EXHIBITS


          Exhibit
          Number       Description
          ------       -----------

          (a)          (1)   Certificate of Trust. Incorporated by Reference to
                             Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed February 23, 1996).

                       (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement, File Nos. 2-85229 and 811-03802 (filed December 29, 1998).

                       (3) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 23, 1996).

                       (4) Schedule A - Current Series of Neuberger Berman Income Funds. Filed Herewith.

          (b) By-Laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 23, 1996).

          (c)          (1)   Trust Instrument of Neuberger Berman Income Funds,
                             Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed February 23, 1996).

                       (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 23, 1996).

          (d)          (1)   (i)   Management Agreement Between Income Managers
                                   Trust and Neuberger Berman Management
                                   Incorporated. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Management Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation under
                                   the Management Agreement. Filed Herewith.

                       (2)   (i)   Sub-Advisory Agreement Between Neuberger
                                   Berman Management Incorporated and Neuberger
                                   Berman, L.P. with respect to Income Managers
                                   Trust. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

                             (iii) Substitution Agreement Among Neuberger Berman
                                   Management Incorporated, Income Managers
                                   Trust, Neuberger Berman, L.P., and Neuberger
                                   Berman, LLC. Incorporated by Reference to
                                   Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed January 31,
                                   1997).

          (e)          (1)   Distribution Agreement between Neuberger Berman
                             Income Funds and Neuberger Berman Management
                             Incorporated. Incorporated by Reference to
                             Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed February 23, 1996).

                       (2) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Distribution Agreement. Filed Herewith.

          (f)          Bonus, Profit Sharing or Pension Plans.  None.

          (g)          (1)   Custodian Contract Between Neuberger Berman Income
                             Funds and State Street Bank and Trust Company.
                             Incorporated by Reference to Post-Effective
                             Amendment No. 21 to Registrant's Registration
                             Statement, File Nos. 2-85229 and 811-3802 (filed
                             February 23, 1996).

                       (2) Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company Adding Neuberger Berman High Yield Bond Fund as a Series Governed by the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 27, 1998).

                       (3) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed January 31, 1997).

          (h)          (1)   (i)   Transfer Agency and Service Agreement Between
                                   Neuberger Berman Income Funds and State
                                   Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802 (filed
                                   February 23, 1996).

                             (ii) Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company Adding Neuberger Berman High Yield Bond Fund as a Series Governed by the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 27,
                                   1998).

                             (iii) First Amendment to Transfer Agency and
                                   Service Agreement between Neuberger Berman
                                   Income Funds and State Street Bank and Trust
                                   Company. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed January 31,
                                   1997).

                       (2)   (i)   Administration Agreement Between Neuberger
                                   Berman Income Funds and Neuberger Berman
                                   Management Incorporated. Incorporated by
                                   Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802 (filed February 23,
                                   1996).

                             (ii) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Administration Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation Under
                                   the Administration Agreement. Filed Herewith.

          (i)          (1)   Opinion and Consent of Kirkpatrick & Lockhart on
                             Securities Matters with respect to Neuberger Berman
                             High Yield Bond Fund. Incorporated by Reference to
                             Post-Effective Amendment No. 24 to Registrant's
                             Registration Statement, File Nos. 2-85229 and
                             811-3802 (filed November 20, 1997).

                       (2) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (filed February 27, 1998).

                       (3) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman Institutional Cash Fund. Incorporated by Reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement (filed December 23, 1999).

          (j)          Consent of Independent Auditors. None.

          (k)          Financial Statements Omitted from Prospectus.  None.

          (l)          Letter of Investment Intent.  None.

          (m)          Plan Pursuant to Rule 12b-1.  None.

          (n)          Plan Pursuant to Rule 18f-3.  None.